DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Components of Long-term Debt (including related parties)

(in thousands of $)	2021	2020

Total debt, net of deferred finance charges	(2,409,801)	(2,350,782)
Less: Current portion of long-term debt and short-term debt	1,051,582	982,845
Long-term debt	(1,358,219)	(1,367,937)

Future Repayments of Outstanding Debt (including related parties)
The outstanding debt, gross of deferred finance charges, as of December 31, 2021 is repayable as follows:

Year ending December 31	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
2022	(343,793)	(708,758)	(1,052,551)
2023	(28,147)	(173,085)	(201,232)
2024	(101,074)	(68,279)	(169,353)
2025	(367,646)	(146,819)	(514,465)
2026	(176,691)	(42,448)	(219,139)
2027 and thereafter	(249,583)	(35,602)	(285,185)
Total	(1,266,934)	(1,174,991)	(2,441,925)
Deferred finance charges	30,377	1,747	32,124
Total debt net of deferred finance charges	(1,236,557)	(1,173,244)	(2,409,801)
(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (note 5).

Components of Debt
At December 31, 2021 and 2020, our debt was as follows:

(in thousands of $)	2021	2020	Maturity date
Golar Arctic facility	(29,178)	(36,472)	2024
2017 Convertible bonds	(315,646)	(383,739)	2022
Norwegian bonds	(299,403)	—	2025
Golar Tundra facility	(158,000)	—	2026
Revolving Credit Facility	—	(100,000)
Gimi Facility	(410,000)	(300,000)	2030
$1,125 billion facility:
- Golar Frost facility	(54,707)	(65,649)	2024 (1)
Subtotal (excluding lessor VIE loans)	(1,266,934)	(885,860)
ICBCL VIE loans:
- Golar Glacier facility	(82,816)	(110,625)	Repayable on demand
- Golar Snow facility	(81,970)	(111,108)
- Golar Kelvin facility	(99,538)	(128,562)
- Golar Ice facility	(54,947)	(83,857)
CMBL VIE loan:
- Golar Tundra facility	—	(89,450)
CCBFL VIE loan:
- Golar Seal facility	(78,540)	(90,178)	2025
COSCO VIE loan:
- Golar Crystal facility	(75,094)	(83,596)	2027
CSSC VIE loan:
- Hilli facility	(597,280)	(691,488)	Repayable on demand/2026
AVIC VIE loan:
Golar Bear facility	(104,806)	(104,807)	2023
Total debt (gross)	(2,441,925)	(2,379,531)
Deferred finance charges	32,124	28,749
Total debt net of deferred finance charges	(2,409,801)	(2,350,782)

Schedule of quarterly dividends details

In $, except conversion rate
	Distribution declared per share	Conversion rate	Conversion price
First quarter, 2019	0.150	26.993	37.05

Schedule of tranches	The facility is divided into three tranches, with the following general terms:

Tranche	Proportion of facility	Term of loan from date of drawdown	Repayment terms
K-Sure	40%	12 years	Six-monthly installments
KEXIM	40%	12 years	Six-monthly installments
Commercial	20%	5 years	Six-monthly installments, unpaid balance to be refinanced after 5 years

Schedule of lessor VIE debt
The following loans relate to our lessor VIE entities, including ICBCL, CCBFL, COSCO, CSSC and AVIC that we consolidate as variable interest entities (“VIEs”). Although we have no control over the funding arrangements of these entities, we consider ourselves the primary beneficiary of these VIEs and we are therefore required to consolidate these loan facilities into our financial results. See note 5 for additional information.

Facility	Effective from	SPV	Loan counterparty	Loan facility at inception (in $ millions)	Loan facility at December 31, 2021(in $ millions)	Loan duration/maturity	Interest
Golar Glacier	October 2014	Hai Jiao 1401 Limited	ICBCIL Finance Co.(1)	(184.8)	(82.8)	Repayable on demand	2.11% - 2.65%
Golar Snow	January 2015	Hai Jiao 1402 Limited	ICBCIL Finance Co.(1)	(182.6)	(82.0)	Repayable on demand	2.11% - 2.65%
Golar Kelvin	January 2015	Hai Jiao 1405 Limited	ICBCIL Finance Co.(1)	(182.5)	(99.5)	Repayable on demand	2.11% - 2.65%
Golar Ice	February 2015	Hai Jiao 1406 Limited	ICBCIL Finance Co.(1)	(172.0)	(54.9)	Repayable on demand	2.11% - 2.65%
Golar Seal (2)	March 2016	Compass Shipping 1 Corporation Limited	CCBFL	(162.4)	(78.5)	2025	2.46% - 3.50%
Golar Crystal	March 2017	Oriental Fleet LNG 01 Limited	COSCO Shipping	(101.0)	(75.1)	10 years	LIBOR plus margin
Hilli (3)	June 2018	Fortune Lianjing Shipping S.A.	CSSC	(840.0)	(320.2)	8 years non-recourse	LIBOR plus margin
				(120.0)	(277.1)	Repayable on demand	Nil
Golar Bear	June 2020	Cool Bear Shipping Limited	AVIC	(110.0)	(104.8)	2023	3.00% - 4.00%
The vessels in the table above are secured as collateral against these long-term loans (note 29).

(1) ICBCIL Finance Co. is a related party of ICBCL.

(2) The Golar Seal facility includes a put option that if exercised requires us to repay the facility if an appropriate long-term charter of 4 years or more is not entered into by January 2021. In November 2020, we agreed and executed an extension with CCBFL to extend such put option by one year. In November 2021, we entered into another supplemental agreement with existing lender to extend further the put option maturity from January 2025. Since then, we presented the maturity of the loan facility to January 2025 even though the maturity of the sale and leaseback arrangement is in March 2026 given the maturity date of the call option is the earlier of the two.

(3) In July 2019, the SPV, Fortune Lianjiang Shipping S.A., repaid $150.0 million to the interest-bearing facility and subsequently drew down $150.0 million from the internal loan with CSSC. In March, 2020, the SPV, Fortune Lianjiang Shipping S.A., repaid $215.2 million to the interest-bearing facility and subsequently drew down $223.0 million from the internal loan with CSSC.